Note 6 - Leases - Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2017 USD ($)
2017 (remainder)	$ 3,167
2018	6,282
2019	6,282
2020	6,299
2021	6,282
2022	1,034
Total	$ 29,346